Promissory Notes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Promissory notes		$ 3,517	$ 3,517	$ 0
Bear interest at rate		10.00%	10.00%
Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes		$ 4,478	$ 4,478
Sponsor Note [Member]
Debt Instrument [Line Items]
Payment term			Per the terms of the note, the Sponsor Note is payable in six monthly installments of $134 thousand, starting on October 1, 2025 and ending on March 1, 2026.
Bear interest at rate		10.00%	10.00%
Debt instrument periodic payment not paid		$ 134
Outstanding principal balance		800	$ 800
Outstanding accrued interest		20
Sponsor Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash			1,100
Promissory notes		806	806
Debt instrument, periodic payment			$ 134
Debt instrument, frequency of periodic payment			monthly
FutureTech Note [Member]
Debt Instrument [Line Items]
Payment term			Per the terms of the note, the FutureTech Note is payable in six monthly installments of $170 thousand, starting on October 1, 2025 and ending on March 1, 2026.
FutureTech Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash			$ 340
Promissory notes		1,022	1,022
Debt instrument, periodic payment			$ 170
Debt instrument, frequency of periodic payment			monthly
Denali Underwriter Notes [Member]
Debt Instrument [Line Items]
Payment term			Per the terms of the notes, the Denali Underwriter Notes are payable in nine monthly installments of $300 thousand, starting on October 1, 2025 and ending on June 1, 2026, with the last monthly payment being $250 thousand.
Debt instrument periodic payment not paid		150
Denali Underwriter Notes [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Paid in cash			$ 350
Promissory notes		$ 2,650	2,650
Debt instrument, periodic payment			$ 300
Debt instrument, frequency of periodic payment			monthly
Denali Underwriter Notes [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member] | Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 250